Prospectus

AllianzIM U.S. Large Cap Buffer10 Sep ETF

(NYSE Arca—SEPT)

March 1, 2024, as supplemented September 1, 2024

AllianzIM U.S. Large Cap Buffer10 Sep ETF (the “Fund”)
is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the securities described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

•	The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against Underlying ETF losses.

•	Underlying ETF: SPDR® S&P 500® ETF Trust

•	Cap: The Fund seeks to match share price returns up to a Cap of 14.54% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 13.80%.

•	Buffer: The Fund seeks to provide a downside loss buffer against the first 10.00% of Underlying ETF losses prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the buffer is reduced to 9.26%.

•	Outcome Period: The current outcome period is September 1, 2024 to August 31, 2025. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from September 1 to August 31.

•	The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.

•	There is no guarantee that the outcomes sought for an Outcome Period will be realized, and there is no guarantee that the Buffer will limit Fund losses or that participation up to the Cap will be achieved. You may lose your entire investment. The outcomes that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund or the Fund’s annualized management fee. The Cap and Buffer will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.

•	The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period. At the new Outcome Period, the Fund’s holdings will change which will reset the Fund for a new Cap. It is expected that the Cap will change from one Outcome Period to the next.

•	The Fund is designed to provide the specific outcomes only if an investor purchases Shares at the beginning of the Outcome Period and continues to hold the Shares until the end of the Outcome Period.

If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s end, you may experience investment returns very different from those that the Fund seeks to provide for that Outcome Period. There is no guarantee that the Fund will successfully achieve its investment objective.

The Fund’s website, www.AllianzIMetfs.com/SEPT, provides, on a daily basis, important Fund information (including Outcome Period dates and the Cap and Buffer), as well as information relating to the potential return scenarios as a result of an investment in the Fund. If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website for information regarding potential investment outcomes.

Fund Summary

Investment Objective

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from September 1, 2024 to August 31, 2025.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.74%

[1]	Other expenses are estimated for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$76	$237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (August 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from September 1 to August 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

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Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 14.54% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 13.80%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
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•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 14.54%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

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In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

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The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2024 to August 31, 2025, each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Principal Risks

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF. There can be no assurance that the Fund’s investment objective will be achieved.

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FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience

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investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2024 to August 31, 2025. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in

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short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market

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downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Performance

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser

Allianz Investment Management LLC (the “Adviser”)

Portfolio Managers

The following persons serve as portfolio managers of the Fund and are responsible for the day-to-day management of the Fund.

•	Thomas Paustian, CFA, Hedge Portfolio Manager and Senior Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in August 2023; and
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•	Josiah Highmark, Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in August 2023.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.AllianzIMetfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Considerations

An investment in Shares may be suitable for you if:

•	You fully understand and are willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;

•	You understand and accept the risks associated with the Underlying ETF.

•	You are willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.

•	You understand that the Fund’s investments do not pay dividends to the Fund and you are willing to forgo any dividends paid by the Underlying ETF.

•	You do not seek current income from your investment.

•	You understand and accept that your potential return is limited by the Cap and that investments made when the Fund is at or near to the Cap may have limited to no upside and you are willing to give up any appreciation of the Underlying ETF’s share price in excess of the Cap.

•	You understand the Cap is expected to change from one Outcome Period to the next.

•	You are willing to hold Shares for the entire Outcome Period. You understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) gains up to the Cap may not be achieved, even if Shares are held for the entire Outcome Period.

•	You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.

•	You are willing to assume counterparty risk with the OCC.

•	You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

An investment in Shares may not be suitable for you if:

•	You do not fully understand and are not willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;

•	You do not understand and accept the risks associated with the Underlying ETF.

•	You are not willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.

•	You do not understand that the Fund’s investments do not pay dividends to the Fund and you are not willing to forgo any dividends paid by the Underlying ETF.

•	You seek current income from your investment.

•	You do not understand and accept that your potential return is limited by the Cap and that investments made when the Fund is at or near to the Cap may have limited to no upside and you are not willing to give up any appreciation of the Underlying ETF’s share price in excess of the Cap.

•	You do not understand the Cap is expected to change from one Outcome Period to the next.
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•	You are not willing to hold Shares for the entire Outcome Period. You do not understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also do not understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) gains up to the Cap may not be achieved, even if Shares are held for the entire Outcome Period.

•	You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.

•	You are not willing to assume counterparty risk with the OCC.

•	You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the time of your purchase.

•	You seek an investment that participates in the full appreciation of the Underlying ETF or that has unlimited return potential, or you are unwilling to invest in Shares based on the Cap specified on the cover page hereof.

Additional Information About the Fund’s Principal Investment Strategies

The discussion below provides additional information regarding key aspects of the Fund’s principal investment strategies, including the Outcome Periods, the operation of the Buffer and Cap, the Fund’s use of FLEX Options, and other information relevant to an investment in the Shares.

Outcome Period

The investment objective of the Fund, which includes a Buffer and Cap as discussed below, is based upon the performance of the Underlying ETF’s share price over the Outcome Period then in effect, which is generally a one-year period from September 1 to August 31. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which the FLEX Option can be exercised. This is commonly known as the “strike price.” The Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained based upon the performance of the Underlying ETF’s share price at the end of the Outcome Period. The Cap is expected to change for each Outcome Period and is determined based upon market conditions and the cost of FLEX Options on the business day prior to each Outcome Period when the Adviser enters into the new set of FLEX Options. The Buffer is not expected to change for each Outcome Period.

The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning following the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s share price and Outcome NAV (which is the Fund’s NAV, the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period). While the Cap and Buffer reference the performance of the Underlying ETF’s share price over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the Underlying ETF’s share price, but not always. Because the Underlying ETF’s share price and the Fund’s NAV will change over the Outcome Period, an investor purchasing Shares during the Outcome Period will have a different return potential than an investor who held Shares at the beginning of the Outcome Period. This is because the Cap and Buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Shares at market price during the Outcome Period likely purchased Shares at a price that is different from the Outcome NAV. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the close of the market the business day prior to the first day of the Outcome Period, that

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investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from the Outcome NAV, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. See “Buffer and Cap” below for additional information. The degree to which a FLEX Option’s value correlates with the Underlying ETF’s share price is also affected by the expected volatility of the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and Underlying ETF’s share price. The Outcome NAV is the Fund’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Buffer and Cap

The outcomes sought by the Fund’s Buffer and Cap are based upon the Outcome NAV. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the Cap and Buffer both relate to the Outcome NAV and corresponding Underlying ETF share price.

The Fund seeks to provide downside protection with a buffer on the first 10.00% loss of the Underlying ETF over each Outcome Period. After the Underlying ETF’s share price has decreased by more than 10.00%, the Fund is expected to experience subsequent losses on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund loses approximately 10%).

The Buffer is calculated before taking into account the fees and expenses charged to shareholders and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.

If an investor purchases Shares during an Outcome Period at a time when the Fund has decreased in value by 10.00% or more from the Outcome NAV, that investor will not benefit from the Buffer (meaning the investor can lose its entire investment, because the Buffer will have already been exhausted). However, that investor’s potential for gain would be greater than an investor who purchased Shares at the beginning of the Outcome Period if the Fund recovers

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the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Shares, plus any additional gains between the Outcome NAV and the Cap. The Cap and Buffer relative to the Outcome NAV will not change over the Outcome Period. The Cap represents the absolute maximum return that the Fund seeks to deliver to an investor if held for the entire Outcome Period.

Conversely, if an investor purchases Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV, then a shareholder may experience losses prior to benefitting from the intended Buffer (because the Buffer only applies to losses measured against the Fund’s Outcome NAV for the Outcome Period, the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will benefit from the intended Buffer). There is no guarantee that the Buffer will operate as intended regardless of when an investor purchases Shares, and even if the investor holds its Shares for the entire Outcome Period. While the Fund seeks to limit losses to a maximum of 90% for shareholders who hold Shares for an entire Outcome Period (by providing a Buffer against the first 10.00% of Underlying ETF losses), there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares during an Outcome Period may lose their entire investment.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. The Buffer is not guaranteed and may not be achieved. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to the Cap, which is 14.54% before fees and expenses and 13.80% after fees and expenses for the current Outcome Period. An investor’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. “Non-routine or extraordinary expenses” means non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

The Cap represents the anticipated absolute maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF’s share price, but any percentage gains over the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for an Outcome Period in excess of the Cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF’s share price, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The Cap is determined on the business day immediately prior to the beginning of each Outcome Period when the Adviser enters into the new set of FLEX Options. The Cap applicable to an Outcome Period will vary based on various factors, including market conditions at the time, including then-current interest rate levels, Underlying ETF share price volatility and the relationship of puts and calls on the underlying FLEX Options.

The Cap and Buffer are a result of the design of the Fund’s principal investment strategy. The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Shares and the Outcome NAV for the Outcome Period before subsequent losses will be limited by the Buffer, provided the Buffer operates as intended.

Use of FLEX Options

The Adviser has constructed a portfolio consisting substantially of FLEX Options on the Underlying ETF that are each set to expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” On the business day immediately prior to the first day of the Outcome Period, the Adviser selects the strike price for

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each FLEX Option for the market exposure and Buffer, but the strike price for the Cap will be based upon market conditions. The strike prices are set such that when the FLEX Options are exercised on the last business day of the Outcome Period, the Fund’s expected returns are intended to match the performance of the Underlying ETF’s share price, subject to the Cap or the Buffer, depending on the performance of the Underlying ETF over the duration of the Outcome Period.

The Fund’s targeted investment outcomes, based upon the performance of the Underlying ETF’s share price over the Outcome Period, may be achieved by purchasing and selling call and put FLEX Options in the Fund’s portfolio. Specifically, by purchasing and selling call and put FLEX Options referencing the Underlying ETF, the Fund seeks to deliver investment returns that match the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF experiences gains up to the Cap, and to achieve the Buffer for the Outcome Period if the Underlying ETF experiences losses, only over a complete Outcome Period. The FLEX Options have varying strike prices. The investment in FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome.

The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the beginning of the Outcome Period.

Additionally, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the Underlying ETF’s share price, and it is possible they may move in different directions. Because a component of a FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the share price returns experienced by the Underlying ETF. While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the Underlying ETF’s share price (meaning that the Fund’s NAV will increase if the Underlying ETF experiences gains and that the Fund’s NAV will decrease if the Underlying ETF experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the Underlying ETF’s share price, and it is possible they may move in different directions. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

General Information on the FLEX Options

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price. Options give the purchaser of the option the right to receive the reference asset (or the cash value of a reference asset) upon exercise of the option. Receipt of a cash amount will depend upon the closing price of the reference asset upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” reducing counterparty risk for clearing members and options traders. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Depending on whether the option is a put or a call option and whether the Fund purchases or sells the option will determine whether the Fund has the right to receive or the obligation to deliver the reference asset (or the difference between the cash value of a reference asset and the strike price of the option) on the option expiration date. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options used by the Fund currently are listed on the Cboe Options Exchange (“CBOE”). FLEX Options may be less liquid than more traditional exchange-traded options.

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The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms, such as strike price and expiration date, as the FLEX Options purchased and sold at the beginning of the Outcome Period.

The Fund’s principal investment strategy seeks to produce the outcomes subject to a Buffer and Cap based upon the performance of the Underlying ETF’s share price. By investing in both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF experiences gains up to the Cap, and buffered losses for the Outcome Period by the amount of the Buffer if the Underlying ETF experiences losses, only over a complete Outcome Period. Both the Cap and the Buffer are provided prior to taking into account annual Fund management fees equal to 0.74% of the Fund’s daily net assets and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in its attempt to losses or to match the share price returns of the Underlying ETF for the Outcome Period up to the Cap.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide. The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the Cap and Buffer) distinguish it from many more typical investment products and may make it unsuitable for some investors. To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Considerations.”

The Fund’s investment objective is not “fundamental”, meaning that it may be changed by the Board at any time without shareholder approval upon prior notice to shareholders. Additionally, the Fund may liquidate and terminate at any time without shareholder approval upon prior notice to shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy. For purposes of the Fund’s 80% investment policy, derivative instruments are valued based on their mark-to-market value in accordance with the Fund’s valuation procedures adopted by the Board.

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Fund Investments

Description of Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options used by the Fund currently are listed only on the CBOE.

The Fund purchases and sells call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the closing value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Additional Investments

In addition, although the Fund is expected to invest substantially all of its assets in FLEX Options on the Underlying ETF, the Adviser also may invest in FLEX Options on the S&P 500® Price Return Index, or in other index options, index futures contracts or ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF (or in FLEX Options, options or futures contracts on such ETFs), when the Adviser believes that doing so may help the Fund to achieve its investment objective. For example, the Adviser may utilize such investments when, due to abnormal market conditions, they better enable the Adviser to achieve the outcomes sought by the Fund for that Outcome Period. Such abnormal market conditions might include temporary disruptions or halts in the trading market for, or the trading efficiency of, FLEX Options or the Underlying ETF. Currently, it is expected that the use of such alternative investments, if any, would be temporary.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. In contrast to FLEX Options which have customizable terms, many traditional options are exchange-traded and are available to investors with set or defined contract terms. Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)

The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective. ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a

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publicly traded company. The Fund may invest in ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets in FLEX Options that reference the Underlying ETF to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, including money market funds, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio managers believe the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.AllianzIMetfs.com.

Additional Risks of Investing in the Fund

Principal Risks

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its

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share price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of a FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions, generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2024 to August 31, 2025. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period (subject to the applicable Cap) while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

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Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a RIC under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. In addition, the Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the reference asset for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF.

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The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and other intellectual property rights. An information technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are

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not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV. The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Additional Risks

The Fund may also be subject to certain other risks associated with its investments and investment strategies.

Derivatives Risk. Index options and index futures contracts are types of derivative instruments, and the performance of such derivative instruments depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and

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can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

Risks of Futures Contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.

Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares. The Fund may invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws. The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

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Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser and in this capacity has responsibility for managing the Fund’s investment program in pursuit of its investment objective. The Adviser was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Adviser currently acts as Adviser of all of the series of the Trust. The Adviser’s other clients are the Allianz Variable Insurance Products Trust, the Allianz Variable Insurance Products Fund of Funds Trust and certain affiliates of the Adviser. As of December 31, 2023, the Adviser had aggregate assets under management of approximately $17.3 billion.

The Adviser is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, mutual fund and ETF businesses.

Portfolio Managers

The following persons serve as the Fund’s portfolio managers:

•	Thomas Paustian, CFA, is a Hedge Portfolio Manager and Senior Vice President at the Adviser. Mr. Paustian has served as Portfolio Manager for the Fund since its inception in August 2023. Mr. Paustian also serves as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016. Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009. Mr. Paustian has 16 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives; and

•	Josiah Highmark is a Vice President at the Adviser. Mr. Highmark has served as Portfolio Manager for the Fund since its inception in August 2023. Mr. Highmark joined the Adviser in June of 2020. Previously, Mr. Highmark managed ETFs and indexed funds at Invesco Advisers, Inc. from 2014 to 2020, most recently as Manager, Portfolio Management Analyst.

For additional information concerning the Adviser, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), the Fund has agreed to pay a unitary management fee to the Adviser in an amount equal to the annual rate of 0.74% of its average daily net assets. This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate the Adviser for the services it provides to the Fund. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s investment advisory fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

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A discussion regarding the basis for the Board’s approval of the Advisory Agreement may be found in the Fund’s most recent annual report to shareholders for the fiscal year ending October 31, 2023.

Manager of Managers Structure. The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition. With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund has elected and will continue to qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

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Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,

•	You sell your Shares listed on the Exchange, and

•	You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.- owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected).

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Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

Treatment of the Options

The Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

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Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share.

The Fund’s investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

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Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange. It cannot be predicted whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) can be found at www.AllianzIMetfs.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in certain SEC exemptive rules, including, as applicable, that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC (the Underlying ETF’s sponsor) (“PDR”), Standard & Poor’s® or their affiliates. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

This document relates only to the Shares offered hereby and does not relate to the underlying stocks or other securities of the SPDR® S&P 500® ETF Trust. The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from publicly available documents. In connection with the offering of Shares, neither the Fund, the Trust nor the Adviser has participated in the preparation of such documents relating to the SPDR® S&P 500® ETF Trust or made any due diligence inquiry with respect to the SPDR® S&P 500® ETF Trust. Neither the Fund, the Trust nor the Adviser makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future

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events concerning the SPDR® S&P 500® ETF Trust could affect the value of the SPDR® S&P 500® ETF Trust (and therefore the value of the FLEX Options) and the ability of the Fund to achieve the outcomes sought for the Outcome Period. Neither the Fund, the Trust, the Adviser nor any of their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE FUND, THE TRUST AND THE ADVISER ARE NOT AFFILIATED WITH SPDR® S&P 500® ETF TRUST, PDR, STANDARD & POOR’S® OR THEIR AFFILIATES.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been derived from information audited by Cohen & Company, Ltd., an independent registered public accounting firm, for the period shown, whose report, along with the Fund’s financial statements, is included in the Annual Report to Shareholders and incorporated by reference into the SAI. This should be read in conjunction with those financial statements. Copies of the Annual Report are available without charge by calling the Fund at 877-429-3837 (877-4AZ-ETFS) or on the Fund’s website at www.AllianzIMetfs.com.

AllianzIM U.S. Large Cap Buffer10 Sep ETF

For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$ 25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss)	(1.19)
Total income (loss) from operations	(1.22)
NET ASSET VALUE, End of Period	$23.78
MARKET PRICE, End of Period	$23.87
NET ASSET VALUE, Total Return(b)	(4.89)%
MARKET PRICE, Total Return(c)	(4.51)%
Net assets, End of Period ($ thousands)	$13,077
Ratios of Average Net Assets
Net Expenses	0.74%†
Net Investment Income	(0.70)%†
Portfolio turnover(d)	—

**	The Fund commenced operations on August 31, 2023.

†	Annualized.

(a)	Per share amounts have been calculated using the average shares method.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
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AllianzIM U.S. Large Cap Buffer10 Sep ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at 877-429-3837 (877-4AZ-ETFS), on the Fund’s website at www.AllianzIMetfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive, Minneapolis, MN 55416 877-429-3837 (877-4AZ-ETFS) www.AllianzIMetfs.com

1940 Act File #: 811-23504

Prospectus

AllianzIM U.S. Large Cap Buffer20 Sep ETF

(NYSE Arca—SEPW)

March 1, 2024, as supplemented September 1, 2024

AllianzIM U.S. Large Cap Buffer20 Sep ETF (the “Fund”)
is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the securities described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

•	The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against Underlying ETF losses.

•	Underlying ETF: SPDR® S&P 500® ETF Trust

•	Cap: The Fund seeks to match share price returns up to a Cap of 10.54% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.80%.

•	Buffer: The Fund seeks to provide a downside loss buffer against the first 20.00% of Underlying ETF losses prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the buffer is reduced to 19.26%.

•	Outcome Period: The current outcome period is September 1, 2024 to August 31, 2025. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from September 1 to August 31.

•	The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.

•	There is no guarantee that the outcomes sought for an Outcome Period will be realized, and there is no guarantee that the Buffer will limit Fund losses or that participation up to the Cap will be achieved. You may lose your entire investment. The outcomes that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund or the Fund’s annualized management fee. The Cap and Buffer will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.

•	The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period. At the new Outcome Period, the Fund’s holdings will change which will reset the Fund for a new Cap. It is expected that the Cap will change from one Outcome Period to the next.

•	The Fund is designed to provide the specific outcomes only if an investor purchases Shares at the beginning of the Outcome Period and continues to hold the Shares until the end of the Outcome Period.

If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s end, you may experience investment returns very different from those that the Fund seeks to provide for that Outcome Period. There is no guarantee that the Fund will successfully achieve its investment objective.

The Fund’s website, www.AllianzIMetfs.com/SEPW, provides, on a daily basis, important Fund information (including Outcome Period dates and the Cap and Buffer), as well as information relating to the potential return scenarios as a result of an investment in the Fund. If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website for information regarding potential investment outcomes.

Fund Summary

Investment Objective

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from September 1, 2024 to August 31, 2025.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.74%

[1]	Other expenses are estimated for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$76	$237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (August 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from September 1 to August 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

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Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.54% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.80%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
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•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.54%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

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In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

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The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2024 to August 31, 2025, each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Principal Risks

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF. There can be no assurance that the Fund’s investment objective will be achieved.

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FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience

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investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2024 to August 31, 2025. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in

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short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market

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downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Performance

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser

Allianz Investment Management LLC (the “Adviser”)

Portfolio Managers

The following persons serve as portfolio managers of the Fund and are responsible for the day-to-day management of the Fund.

•	Thomas Paustian, CFA, Hedge Portfolio Manager and Senior Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in August 2023; and
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•	Josiah Highmark, Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in August 2023.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.AllianzIMetfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Considerations

An investment in Shares may be suitable for you if:

•	You fully understand and are willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;

•	You understand and accept the risks associated with the Underlying ETF.

•	You are willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.

•	You understand that the Fund’s investments do not pay dividends to the Fund and you are willing to forgo any dividends paid by the Underlying ETF.

•	You do not seek current income from your investment.

•	You understand and accept that your potential return is limited by the Cap and that investments made when the Fund is at or near to the Cap may have limited to no upside and you are willing to give up any appreciation of the Underlying ETF’s share price in excess of the Cap.

•	You understand the Cap is expected to change from one Outcome Period to the next.

•	You are willing to hold Shares for the entire Outcome Period. You understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) gains up to the Cap may not be achieved, even if Shares are held for the entire Outcome Period.

•	You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.

•	You are willing to assume counterparty risk with the OCC.

•	You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

An investment in Shares may not be suitable for you if:

•	You do not fully understand and are not willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;

•	You do not understand and accept the risks associated with the Underlying ETF.

•	You are not willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.

•	You do not understand that the Fund’s investments do not pay dividends to the Fund and you are not willing to forgo any dividends paid by the Underlying ETF.

•	You seek current income from your investment.

•	You do not understand and accept that your potential return is limited by the Cap and that investments made when the Fund is at or near to the Cap may have limited to no upside and you are not willing to give up any appreciation of the Underlying ETF’s share price in excess of the Cap.

•	You do not understand the Cap is expected to change from one Outcome Period to the next.
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•	You are not willing to hold Shares for the entire Outcome Period. You do not understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also do not understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) gains up to the Cap may not be achieved, even if Shares are held for the entire Outcome Period.

•	You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.

•	You are not willing to assume counterparty risk with the OCC.

•	You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the time of your purchase.

•	You seek an investment that participates in the full appreciation of the Underlying ETF or that has unlimited return potential, or you are unwilling to invest in Shares based on the Cap specified on the cover page hereof.

Additional Information About the Fund’s Principal Investment Strategies

The discussion below provides additional information regarding key aspects of the Fund’s principal investment strategies, including the Outcome Periods, the operation of the Buffer and Cap, the Fund’s use of FLEX Options, and other information relevant to an investment in the Shares.

Outcome Period

The investment objective of the Fund, which includes a Buffer and Cap as discussed below, is based upon the performance of the Underlying ETF’s share price over the Outcome Period then in effect, which is generally a one-year period from September 1 to August 31. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which the FLEX Option can be exercised. This is commonly known as the “strike price.” The Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained based upon the performance of the Underlying ETF’s share price at the end of the Outcome Period. The Cap is expected to change for each Outcome Period and is determined based upon market conditions and the cost of FLEX Options on the business day prior to each Outcome Period when the Adviser enters into the new set of FLEX Options. The Buffer is not expected to change for each Outcome Period.

The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning following the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s share price and Outcome NAV (which is the Fund’s NAV, the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period). While the Cap and Buffer reference the performance of the Underlying ETF’s share price over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the Underlying ETF’s share price, but not always. Because the Underlying ETF’s share price and the Fund’s NAV will change over the Outcome Period, an investor purchasing Shares during the Outcome Period will have a different return potential than an investor who held Shares at the beginning of the Outcome Period. This is because the Cap and Buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Shares at market price during the Outcome Period likely purchased Shares at a price that is different from the Outcome NAV. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the close of the market the business day prior to the first day of the Outcome Period, that

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investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from the Outcome NAV, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. See “Buffer and Cap” below for additional information. The degree to which a FLEX Option’s value correlates with the Underlying ETF’s share price is also affected by the expected volatility of the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and Underlying ETF’s share price. The Outcome NAV is the Fund’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Buffer and Cap

The outcomes sought by the Fund’s Buffer and Cap are based upon the Outcome NAV. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the Cap and Buffer both relate to the Outcome NAV and corresponding Underlying ETF share price.

The Fund seeks to provide downside protection with a buffer on the first 20.00% loss of the Underlying ETF over each Outcome Period. After the Underlying ETF’s share price has decreased by more than 20.00%, the Fund is expected to experience subsequent losses on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund loses approximately 10%).

The Buffer is calculated before taking into account the fees and expenses charged to shareholders and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.

If an investor purchases Shares during an Outcome Period at a time when the Fund has decreased in value by 20.00% or more from the Outcome NAV, that investor will not benefit from the Buffer (meaning the investor can lose its entire investment, because the Buffer will have already been exhausted). However, that investor’s potential for gain would be greater than an investor who purchased Shares at the beginning of the Outcome Period if the Fund recovers

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the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Shares, plus any additional gains between the Outcome NAV and the Cap. The Cap and Buffer relative to the Outcome NAV will not change over the Outcome Period. The Cap represents the absolute maximum return that the Fund seeks to deliver to an investor if held for the entire Outcome Period.

Conversely, if an investor purchases Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV, then a shareholder may experience losses prior to benefitting from the intended Buffer (because the Buffer only applies to losses measured against the Fund’s Outcome NAV for the Outcome Period, the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will benefit from the intended Buffer). There is no guarantee that the Buffer will operate as intended regardless of when an investor purchases Shares, and even if the investor holds its Shares for the entire Outcome Period. While the Fund seeks to limit losses to a maximum of 80% for shareholders who hold Shares for an entire Outcome Period (by providing a Buffer against the first 20.00% of Underlying ETF losses), there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares during an Outcome Period may lose their entire investment.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. The Buffer is not guaranteed and may not be achieved. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to the Cap, which is 10.54% before fees and expenses and 9.80% after fees and expenses for the current Outcome Period. An investor’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. “Non-routine or extraordinary expenses” means non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

The Cap represents the anticipated absolute maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF’s share price, but any percentage gains over the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for an Outcome Period in excess of the Cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF’s share price, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The Cap is determined on the business day immediately prior to the beginning of each Outcome Period when the Adviser enters into the new set of FLEX Options. The Cap applicable to an Outcome Period will vary based on various factors, including market conditions at the time, including then-current interest rate levels, Underlying ETF share price volatility and the relationship of puts and calls on the underlying FLEX Options.

The Cap and Buffer are a result of the design of the Fund’s principal investment strategy. The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Shares and the Outcome NAV for the Outcome Period before subsequent losses will be limited by the Buffer, provided the Buffer operates as intended.

Use of FLEX Options

The Adviser has constructed a portfolio consisting substantially of FLEX Options on the Underlying ETF that are each set to expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” On the business day immediately prior to the first day of the Outcome Period, the Adviser selects the strike price for

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each FLEX Option for the market exposure and Buffer, but the strike price for the Cap will be based upon market conditions. The strike prices are set such that when the FLEX Options are exercised on the last business day of the Outcome Period, the Fund’s expected returns are intended to match the performance of the Underlying ETF’s share price, subject to the Cap or the Buffer, depending on the performance of the Underlying ETF over the duration of the Outcome Period.

The Fund’s targeted investment outcomes, based upon the performance of the Underlying ETF’s share price over the Outcome Period, may be achieved by purchasing and selling call and put FLEX Options in the Fund’s portfolio. Specifically, by purchasing and selling call and put FLEX Options referencing the Underlying ETF, the Fund seeks to deliver investment returns that match the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF experiences gains up to the Cap, and to achieve the Buffer for the Outcome Period if the Underlying ETF experiences losses, only over a complete Outcome Period. The FLEX Options have varying strike prices. The investment in FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome.

The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the beginning of the Outcome Period.

Additionally, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the Underlying ETF’s share price, and it is possible they may move in different directions. Because a component of a FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the share price returns experienced by the Underlying ETF. While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the Underlying ETF’s share price (meaning that the Fund’s NAV will increase if the Underlying ETF experiences gains and that the Fund’s NAV will decrease if the Underlying ETF experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the Underlying ETF’s share price, and it is possible they may move in different directions. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

General Information on the FLEX Options

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price. Options give the purchaser of the option the right to receive the reference asset (or the cash value of a reference asset) upon exercise of the option. Receipt of a cash amount will depend upon the closing price of the reference asset upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” reducing counterparty risk for clearing members and options traders. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Depending on whether the option is a put or a call option and whether the Fund purchases or sells the option will determine whether the Fund has the right to receive or the obligation to deliver the reference asset (or the difference between the cash value of a reference asset and the strike price of the option) on the option expiration date. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options used by the Fund currently are listed on the Cboe Options Exchange (“CBOE”). FLEX Options may be less liquid than more traditional exchange-traded options.

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The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms, such as strike price and expiration date, as the FLEX Options purchased and sold at the beginning of the Outcome Period.

The Fund’s principal investment strategy seeks to produce the outcomes subject to a Buffer and Cap based upon the performance of the Underlying ETF’s share price. By investing in both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF experiences gains up to the Cap, and buffered losses for the Outcome Period by the amount of the Buffer if the Underlying ETF experiences losses, only over a complete Outcome Period. Both the Cap and the Buffer are provided prior to taking into account annual Fund management fees equal to 0.74% of the Fund’s daily net assets and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in its attempt to losses or to match the share price returns of the Underlying ETF for the Outcome Period up to the Cap.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide. The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the Cap and Buffer) distinguish it from many more typical investment products and may make it unsuitable for some investors. To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Considerations.”

The Fund’s investment objective is not “fundamental”, meaning that it may be changed by the Board at any time without shareholder approval upon prior notice to shareholders. Additionally, the Fund may liquidate and terminate at any time without shareholder approval upon prior notice to shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy. For purposes of the Fund’s 80% investment policy, derivative instruments are valued based on their mark-to-market value in accordance with the Fund’s valuation procedures adopted by the Board.

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Fund Investments

Description of Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options used by the Fund currently are listed only on the CBOE.

The Fund purchases and sells call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the closing value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Additional Investments

In addition, although the Fund is expected to invest substantially all of its assets in FLEX Options on the Underlying ETF, the Adviser also may invest in FLEX Options on the S&P 500® Price Return Index, or in other index options, index futures contracts or ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF (or in FLEX Options, options or futures contracts on such ETFs), when the Adviser believes that doing so may help the Fund to achieve its investment objective. For example, the Adviser may utilize such investments when, due to abnormal market conditions, they better enable the Adviser to achieve the outcomes sought by the Fund for that Outcome Period. Such abnormal market conditions might include temporary disruptions or halts in the trading market for, or the trading efficiency of, FLEX Options or the Underlying ETF. Currently, it is expected that the use of such alternative investments, if any, would be temporary.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. In contrast to FLEX Options which have customizable terms, many traditional options are exchange-traded and are available to investors with set or defined contract terms. Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)

The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective. ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a

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publicly traded company. The Fund may invest in ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets in FLEX Options that reference the Underlying ETF to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, including money market funds, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio managers believe the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.AllianzIMetfs.com.

Additional Risks of Investing in the Fund

Principal Risks

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its

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share price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of a FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions, generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2024 to August 31, 2025. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period (subject to the applicable Cap) while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

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Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a RIC under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. In addition, the Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the reference asset for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF.

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The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and other intellectual property rights. An information technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are

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not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV. The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Additional Risks

The Fund may also be subject to certain other risks associated with its investments and investment strategies.

Derivatives Risk. Index options and index futures contracts are types of derivative instruments, and the performance of such derivative instruments depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and

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can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

Risks of Futures Contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.

Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares. The Fund may invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws. The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

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Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser and in this capacity has responsibility for managing the Fund’s investment program in pursuit of its investment objective. The Adviser was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Adviser currently acts as Adviser of all of the series of the Trust. The Adviser’s other clients are the Allianz Variable Insurance Products Trust, the Allianz Variable Insurance Products Fund of Funds Trust and certain affiliates of the Adviser. As of December 31, 2023, the Adviser had aggregate assets under management of approximately $17.3 billion.

The Adviser is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, mutual fund and ETF businesses.

Portfolio Managers

The following persons serve as the Fund’s portfolio managers:

•	Thomas Paustian, CFA, is a Hedge Portfolio Manager and Senior Vice President at the Adviser. Mr. Paustian has served as Portfolio Manager for the Fund since its inception in August 2023. Mr. Paustian also serves as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016. Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009. Mr. Paustian has 16 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives; and

•	Josiah Highmark is a Vice President at the Adviser. Mr. Highmark has served as Portfolio Manager for the Fund since its inception in August 2023. Mr. Highmark joined the Adviser in June of 2020. Previously, Mr. Highmark managed ETFs and indexed funds at Invesco Advisers, Inc. from 2014 to 2020, most recently as Manager, Portfolio Management Analyst.

For additional information concerning the Adviser, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), the Fund has agreed to pay a unitary management fee to the Adviser in an amount equal to the annual rate of 0.74% of its average daily net assets. This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate the Adviser for the services it provides to the Fund. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s investment advisory fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

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A discussion regarding the basis for the Board’s approval of the Advisory Agreement may be found in the Fund’s most recent annual report to shareholders for the fiscal year ending October 31, 2023.

Manager of Managers Structure. The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition. With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund has elected and will continue to qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

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Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,

•	You sell your Shares listed on the Exchange, and

•	You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.- owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected).

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Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

Treatment of the Options

The Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

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Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share.

The Fund’s investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

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Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange. It cannot be predicted whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) can be found at www.AllianzIMetfs.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in certain SEC exemptive rules, including, as applicable, that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC (the Underlying ETF’s sponsor) (“PDR”), Standard & Poor’s® or their affiliates. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

This document relates only to the Shares offered hereby and does not relate to the underlying stocks or other securities of the SPDR® S&P 500® ETF Trust. The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from publicly available documents. In connection with the offering of Shares, neither the Fund, the Trust nor the Adviser has participated in the preparation of such documents relating to the SPDR® S&P 500® ETF Trust or made any due diligence inquiry with respect to the SPDR® S&P 500® ETF Trust. Neither the Fund, the Trust nor the Adviser makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future

34

events concerning the SPDR® S&P 500® ETF Trust could affect the value of the SPDR® S&P 500® ETF Trust (and therefore the value of the FLEX Options) and the ability of the Fund to achieve the outcomes sought for the Outcome Period. Neither the Fund, the Trust, the Adviser nor any of their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE FUND, THE TRUST AND THE ADVISER ARE NOT AFFILIATED WITH SPDR® S&P 500® ETF TRUST, PDR, STANDARD & POOR’S® OR THEIR AFFILIATES.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been derived from information audited by Cohen & Company, Ltd., an independent registered public accounting firm, for the period shown, whose report, along with the Fund’s financial statements, is included in the Annual Report to Shareholders and incorporated by reference into the SAI. This should be read in conjunction with those financial statements. Copies of the Annual Report are available without charge by calling the Fund at 877-429-3837 (877-4AZ-ETFS) or on the Fund’s website at www.AllianzIMetfs.com.

AllianzIM U.S. Large Cap Buffer20 Sep ETF

For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$ 25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss)	(0.76)
Total income (loss) from operations	(0.79)
NET ASSET VALUE, End of Period	$24.21
MARKET PRICE, End of Period	$24.21
NET ASSET VALUE, Total Return(b)	(3.15)%
MARKET PRICE, Total Return(c)	(3.16)%
Net assets, End of Period ($ thousands)	$31,477
Ratios of Average Net Assets
Net Expenses	0.74%†
Net Investment Income	(0.71)%†
Portfolio turnover(d)	—

**	The Fund commenced operations on August 31, 2023.

†	Annualized.

(a)	Per share amounts have been calculated using the average shares method.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
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AllianzIM U.S. Large Cap Buffer20 Sep ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at 877-429-3837 (877-4AZ-ETFS), on the Fund’s website at www.AllianzIMetfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive, Minneapolis, MN 55416 877-429-3837 (877-4AZ-ETFS) www.AllianzIMetfs.com

1940 Act File #: 811-23504

Prospectus

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

(NYSE Arca—SIXP)

January 24, 2024, as supplemented September 1, 2024

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF (the “Fund”)

is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the securities described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

•	The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against Underlying ETF losses.
•	Underlying ETF: SPDR® S&P 500® ETF Trust
•	Cap: The Fund seeks to match share price returns up to a Cap of 7.34% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 6.97%.
•	Buffer: The Fund seeks to provide a downside loss buffer against the first 10% of Underlying ETF losses prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the buffer is reduced to 9.63%.
•	Outcome Period: The current outcome period is September 1, 2024 to February 28, 2025. Following this Outcome Period, each subsequent Outcome Period will be a six-month period from September 1 to February 28 (or 29) or March 1 to August 31.
•	The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.
•	There is no guarantee that the outcomes sought for an Outcome Period will be realized, and there is no guarantee that the Buffer will limit Fund losses or that participation up to the Cap will be achieved. You may lose your entire investment. The outcomes that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund or the Fund’s annualized management fee. The Cap and Buffer will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.
•	The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period. At the new Outcome Period, the Fund’s holdings will change which will reset the Fund for a new Cap. It is expected that the Cap will change from one Outcome Period to the next.
•	The Fund is designed to provide the specific outcomes only if an investor purchases Shares at the beginning of the Outcome Period and continues to hold the Shares until the end of the Outcome Period.

If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s end, you may experience investment returns very different from those that the Fund seeks to provide for that Outcome Period. There is no guarantee that the Fund will successfully achieve its investment objective.

The Fund’s website, www.AllianzIMetfs.com/SIXP, provides, on a daily basis, important Fund information (including Outcome Period dates and the Cap and Buffer), as well as information relating to the potential return scenarios as a result of an investment in the Fund. If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website for information regarding potential investment outcomes.

Fund Summary

Investment Objective

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from September 1, 2024 to February 28, 2025.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses[1]	0.74%

[1]	Other Expenses are estimated for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$76	$237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from March 1 to August 31 or September 1 to February 28 (or 29), as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index

1

options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 7.34% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 6.97%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of December 29, 2023, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10% of losses experienced by the Underlying ETF’s share price.
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•	If the Underlying ETF’s share price has decreased by more than 10% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).
•	The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 7.34%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

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Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2024 to February 28, 2025, each subsequent Outcome Period will be a six-month period from September 1 to February 28 (or 29) or March 1 to August 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to

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change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXP.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXP, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Principal Risks

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

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Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2024 to February 28, 2025. Each subsequent Outcome Period will be a six-month period from September 1 to February 28 (or 29) or March 1 to August 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

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Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of December 29, 2023, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

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Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

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Performance

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be available on the Fund’s website at www.AllianzIMetfs.com and will provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser

Allianz Investment Management LLC (the “Adviser”)

Portfolio Managers

The following persons serve as portfolio managers of the Fund and are responsible for the day-to-day management of the Fund.

•	Thomas Paustian, CFA, Hedge Portfolio Manager and Senior Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in February 2024; and
•	Josiah Highmark, Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in February 2024.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.AllianzIMetfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Considerations

An investment in Shares may be suitable for you if:

•	You fully understand and are willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.
•	You desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;
•	You understand and accept the risks associated with the Underlying ETF.
•	You are willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.
•	You understand that the Fund’s investments do not pay dividends to the Fund and you are willing to forgo any dividends paid by the Underlying ETF.
•	You do not seek current income from your investment.
•	You understand and accept that your potential return is limited by the Cap and that investments made when the Fund is at or near to the Cap may have limited to no upside and you are willing to give up any appreciation of the Underlying ETF’s share price in excess of the Cap.
•	You understand the Cap is expected to change from one Outcome Period to the next.
•	You are willing to hold Shares for the entire Outcome Period. You understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) gains up to the Cap may not be achieved, even if Shares are held for the entire Outcome Period.
•	You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.
•	You are willing to assume counterparty risk with the OCC.
•	You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

An investment in Shares may not be suitable for you if:

•	You do not fully understand and are not willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.
•	You do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;
•	You do not understand and accept the risks associated with the Underlying ETF.
•	You are not willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.
•	You do not understand that the Fund’s investments do not pay dividends to the Fund and you are not willing to forgo any dividends paid by the Underlying ETF.
•	You seek current income from your investment.
•	You do not understand and accept that your potential return is limited by the Cap and that investments made when the Fund is at or near to the Cap may have limited to no upside and you are not willing to give up any appreciation of the Underlying ETF’s share price in excess of the Cap.
•	You do not understand the Cap is expected to change from one Outcome Period to the next.
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•	You are not willing to hold Shares for the entire Outcome Period. You do not understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also do not understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) gains up to the Cap may not be achieved, even if Shares are held for the entire Outcome Period.
•	You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.
•	You are not willing to assume counterparty risk with the OCC.
•	You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the time of your purchase.
•	You seek an investment that participates in the full appreciation of the Underlying ETF or that has unlimited return potential, or you are unwilling to invest in Shares based on the Cap specified on the cover page hereof.
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Additional Information About the Fund’s Principal Investment Strategies

The discussion below provides additional information regarding key aspects of the Fund’s principal investment strategies, including the Outcome Periods, the operation of the Buffer and Cap, the Fund’s use of FLEX Options, and other information relevant to an investment in the Shares.

Outcome Period

The investment objective of the Fund, which includes a Buffer and Cap as discussed below, is based upon the performance of the Underlying ETF’s share price over the Outcome Period then in effect, which is generally a six-month period from March 1 to August 31 or September 1 to February 28 (or 29). The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which the FLEX Option can be exercised. This is commonly known as the “strike price.” The Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained based upon the performance of the Underlying ETF’s share price at the end of the Outcome Period. The Cap is expected to change for each Outcome Period and is determined based upon market conditions and the cost of FLEX Options on the business day prior to each Outcome Period when the Adviser enters into the new set of FLEX Options. The Buffer is not expected to change for each Outcome Period.

The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning following the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s share price and Outcome NAV (which is the Fund’s NAV, the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period). While the Cap and Buffer reference the performance of the Underlying ETF’s share price over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the Underlying ETF’s share price, but not always. Because the Underlying ETF’s share price and the Fund’s NAV will change over the Outcome Period, an investor purchasing Shares during the Outcome Period will have a different return potential than an investor who held Shares at the beginning of the Outcome Period. This is because the Cap and Buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Shares at market price during the Outcome Period likely purchased Shares at a price that is different from the Outcome NAV. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the close of the market the business day prior to the first day of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from the Outcome NAV, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. See “Buffer and Cap” below for additional information. The degree to which a FLEX Option’s value correlates with the Underlying ETF’s share price is also affected by the expected volatility of the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and Underlying ETF’s share price. The Outcome NAV is the Fund’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes.

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Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXP.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXP, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Buffer and Cap

The outcomes sought by the Fund’s Buffer and Cap are based upon the Outcome NAV. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the Cap and Buffer both relate to the Outcome NAV and corresponding Underlying ETF share price.

The Fund seeks to provide downside protection with a buffer on the first 10% loss of the Underlying ETF over each Outcome Period. After the Underlying ETF’s share price has decreased by more than 10%, the Fund is expected to experience subsequent losses on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund loses approximately 10%).

The Buffer is calculated before taking into account the fees and expenses charged to shareholders and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.

If an investor purchases Shares during an Outcome Period at a time when the Fund has decreased in value by 10% or more from the Outcome NAV, that investor will not benefit from the Buffer (meaning the investor can lose its entire investment, because the Buffer will have already been exhausted). However, that investor’s potential for gain would be greater than an investor who purchased Shares at the beginning of the Outcome Period if the Fund recovers the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Shares, plus any additional gains between the Outcome NAV and the Cap. The Cap and Buffer relative to the Outcome NAV will not change over the Outcome Period. The Cap represents the absolute maximum return that the Fund seeks to deliver to an investor if held for the entire Outcome Period.

Conversely, if an investor purchases Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV, then a shareholder may experience losses prior to benefitting from the intended Buffer (because the Buffer only applies to losses measured against the Fund’s Outcome NAV for the Outcome Period, the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will benefit from the intended Buffer). There is no guarantee that the Buffer will operate as intended regardless of when an investor purchases Shares, and even if the investor holds its Shares for the entire Outcome Period. While the Fund seeks to limit losses to a maximum of 90% for shareholders who hold Shares for an entire Outcome Period (by providing a Buffer against the first 10% of Underlying ETF losses), there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares during an Outcome Period may lose their entire investment.

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Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. The Buffer is not guaranteed and may not be achieved. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to the Cap, which is 7.34% before fees and expenses and 6.97% after fees and expenses for the current Outcome Period. An investor’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. “Non-routine or extraordinary expenses” means non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

The Cap represents the anticipated absolute maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF’s share price, but any percentage gains over the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for an Outcome Period in excess of the Cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF’s share price, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The Cap is determined on the business day immediately prior to the beginning of each Outcome Period when the Adviser enters into the new set of FLEX Options. The Cap applicable to an Outcome Period will vary based on various factors, including market conditions at the time, including then-current interest rate levels, Underlying ETF share price volatility and the relationship of puts and calls on the underlying FLEX Options.

The Cap and Buffer are a result of the design of the Fund’s principal investment strategy. The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Shares and the Outcome NAV for the Outcome Period before subsequent losses will be limited by the Buffer, provided the Buffer operates as intended.

Use of FLEX Options

The Adviser has constructed a portfolio consisting substantially of FLEX Options on the Underlying ETF that are each set to expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” On the business day immediately prior to the first day of the Outcome Period, the Adviser selects the strike price for each FLEX Option for the market exposure and Buffer, but the strike price for the Cap will be based upon market conditions. The strike prices are set such that when the FLEX Options are exercised on the last business day of the Outcome Period, the Fund’s expected returns are intended to match the performance of the Underlying ETF’s share price, subject to the Cap or the Buffer, depending on the performance of the Underlying ETF over the duration of the Outcome Period.

The Fund’s targeted investment outcomes, based upon the performance of the Underlying ETF’s share price over the Outcome Period, may be achieved by purchasing and selling call and put FLEX Options in the Fund’s portfolio. Specifically, by purchasing and selling call and put FLEX Options referencing the Underlying ETF, the Fund seeks to deliver investment returns that match the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF experiences gains up to the Cap, and to achieve the Buffer for the Outcome Period if the Underlying ETF experiences losses, only over a complete Outcome Period. The FLEX Options have varying strike prices. The investment in FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome.

The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the beginning of the Outcome Period.

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Additionally, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the Underlying ETF’s share price, and it is possible they may move in different directions. Because a component of a FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the share price returns experienced by the Underlying ETF. While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the Underlying ETF’s share price (meaning that the Fund’s NAV will increase if the Underlying ETF experiences gains and that the Fund’s NAV will decrease if the Underlying ETF experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the Underlying ETF’s share price, and it is possible they may move in different directions. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

General Information on the FLEX Options

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price. Options give the purchaser of the option the right to receive the reference asset (or the cash value of a reference asset) upon exercise of the option. Receipt of a cash amount will depend upon the closing price of the reference asset upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” reducing counterparty risk for clearing members and options traders. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Depending on whether the option is a put or a call option and whether the Fund purchases or sells the option will determine whether the Fund has the right to receive or the obligation to deliver the reference asset (or the difference between the cash value of a reference asset and the strike price of the option) on the option expiration date. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options used by the Fund currently are listed on the Cboe Options Exchange (“CBOE”). FLEX Options may be less liquid than more traditional exchange-traded options.

The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms, such as strike price and expiration date, as the FLEX Options purchased and sold at the beginning of the Outcome Period.

The Fund’s principal investment strategy seeks to produce the outcomes subject to a Buffer and Cap based upon the performance of the Underlying ETF’s share price. By investing in both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF experiences gains up to the Cap, and buffered losses for the Outcome Period if the Underlying ETF experiences losses, only over a complete Outcome Period. Both the Cap and the Buffer are provided prior to taking into account annual Fund management fees equal to 0.74% of the Fund’s daily net assets and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns or to match the share price returns of the Underlying ETF for the Outcome Period up to the Cap.

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As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide. The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the Cap and Buffer) distinguish it from many more typical investment products and may make it unsuitable for some investors. To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Considerations.”

The Fund’s investment objective is not “fundamental”, meaning that it may be changed by the Board at any time without shareholder approval upon prior notice to shareholders. Additionally, the Fund may liquidate and terminate at any time without shareholder approval upon prior notice to shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy. For purposes of the Fund’s 80% investment policy, derivative instruments are valued based on their mark-to-market value in accordance with the Fund’s valuation procedures adopted by the Board.

Fund Investments

Description of Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invests are all European style options (options that are exercisable only on the expiration date). The FLEX Options used by the Fund currently are listed only on the CBOE.

The Fund purchases and sells call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the closing value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Additional Investments

In addition, although the Fund is expected to invest substantially all of its assets in FLEX Options on the Underlying ETF, the Adviser also may invest in FLEX Options on the S&P 500® Price Return Index, or in other index options, index futures contracts or ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF (or in FLEX Options, options or futures contracts on such ETFs), when the Adviser believes that doing so may help the Fund to achieve its investment objective. For example, the Adviser may utilize such investments when, due to abnormal market conditions, they better enable the Adviser to achieve the outcomes sought by the Fund for that Outcome Period. Such abnormal market conditions might include temporary disruptions or halts in the trading market for, or the trading efficiency of, FLEX Options or the Underlying ETF. Currently, it is expected that the use of such alternative investments, if any, would be temporary.

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Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. In contrast to FLEX Options which have customizable terms, many traditional options are exchange-traded and are available to investors with set or defined contract terms. Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)

The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective. ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded company. The Fund may invest in ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets in FLEX Options that reference the Underlying ETF to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, including money market funds, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio managers believe the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.AllianzIMetfs.com.

Additional Risks of Investing in the Fund

Principal Risks

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions

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and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its share price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of a FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions, generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2024 to February 28, 2025. Each subsequent Outcome Period will be a six-month period from September 1 to February 28 (or 29) or March 1 to August 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are

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based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period (subject to the applicable Cap) while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. In addition, the Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the reference asset for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-

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qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

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Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, as of December 29, 2023, has significant exposure to the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and other intellectual property rights. An information technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV. The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

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Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

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Additional Risks

The Fund may also be subject to certain other risks associated with its investments and investment strategies.

Derivatives Risk. Index options and index futures contracts are types of derivative instruments, and the performance of such derivative instruments depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

Risks of Futures Contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.

Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares. The Fund may invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws. The Fund’s service providers have established risk management systems that

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seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser and in this capacity has responsibility for managing the Fund’s investment program in pursuit of its investment objective. The Adviser was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Adviser currently acts as Adviser of all of the series of the Trust. The Adviser’s other clients are the Allianz Variable Insurance Products Trust, the Allianz Variable Insurance Products Fund of Funds Trust and certain affiliates of the Adviser. As of December 29, 2023, the Adviser had aggregate assets under management of approximately $17.3 billion.

The Adviser is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, mutual fund and ETF businesses.

Portfolio Managers

The following persons serve as the Fund’s portfolio managers:

•	Thomas Paustian, CFA, is a Hedge Portfolio Manager and Senior Vice President at the Adviser. Mr. Paustian has served as Portfolio Manager for the Fund since its inception in February 2024. Mr. Paustian also serves as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016. Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009. Mr. Paustian has 15 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives; and
•	Josiah Highmark is a Vice President at the Adviser. Mr. Highmark has served as Portfolio Manager for the Fund since its inception in February 2024. Mr. Highmark joined the Adviser in June of 2020. Previously, Mr. Highmark managed ETFs and indexed funds at Invesco Advisers, Inc. from 2014 to 2020, most recently as Manager, Portfolio Management Analyst.

For additional information concerning the Adviser, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), the Fund has agreed to pay a unitary management fee to the Adviser in an amount equal to the annual rate of 0.74% of its average daily net assets. This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate the Adviser for the services it provides to the Fund. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s investment advisory fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses

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(including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s semi-annual report to shareholders for the fiscal period ending April 30, 2024.

Manager of Managers Structure. The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition. With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund intends to elect and to qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

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As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon

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currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

Treatment of the Options

The Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

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Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share.

The Fund’s investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

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Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange. It cannot be predicted whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), when available, can be found at www.AllianzIMetfs.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in certain SEC exemptive rules, including, as applicable, that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC (the Underlying ETF’s sponsor) (“PDR”), Standard & Poor’s® or their affiliates. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

This document relates only to the Shares offered hereby and does not relate to the underlying stocks or other securities of the SPDR® S&P 500® ETF Trust. The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from publicly available documents. In connection with the offering of Shares, neither the Fund, the Trust nor the Adviser has participated in the preparation of such documents relating to the SPDR® S&P 500® ETF Trust or made any due diligence inquiry with respect to the SPDR® S&P 500® ETF Trust. Neither the Fund, the Trust nor the Adviser makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the SPDR® S&P 500® ETF Trust could affect the value of the SPDR® S&P 500® ETF Trust (and therefore the value of the FLEX Options) and the ability of the Fund to achieve the outcomes sought for the Outcome Period. Neither the Fund, the Trust, the Adviser nor any of their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

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THE FUND, THE TRUST AND THE ADVISER ARE NOT AFFILIATED WITH SPDR® S&P 500® ETF TRUST, PDR, STANDARD & POOR’S® OR THEIR AFFILIATES.

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Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.

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ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 MAR/SEP ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders, when available. In the Fund’s annual reports, once available, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at 877-429-3837 (877-4AZ-ETFS), on the Fund’s website at www.AllianzIMetfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive, Minneapolis, MN 55416 877-429-3837 (877-4AZ-ETFS) www.AllianzIMetfs.com	1940 Act File #: 811-23504

Prospectus

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

(Cboe BZX—SEPU)

March 25, 2024, as supplemented September 1, 2024

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”)

is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the securities described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

•	The Fund seeks to provide, at the end of the current Outcome Period, returns that track the share price returns of the Underlying ETF, that are in excess of the Spread in positive market environments (i.e., where Underlying ETF returns are positive and are greater than the Spread), while providing a Buffer against the first 15% of Underlying ETF losses. The Fund’s strategy is designed to produce these outcomes based upon the performance of the Underlying ETF’s share price returns at the conclusion of the Outcome Period.

•	The Fund intends to invest substantially all of its assets in FLexible EXchange® Options that reference the Underlying ETF.

•	Underlying ETF: SPDR® S&P 500® ETF Trust

•	Spread: The Fund seeks to provide returns that track the share price returns of the Underlying ETF that are in excess of the Spread of 3.05% in positive market environments prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Spread is 3.79%. This means that an investor will not participate in the initial 3.79% of the gains of the share price returns of the Underlying ETF (measured from the beginning of the Outcome Period) and will participate in gains only to the extent and in the amount that the Underlying ETF’s share price returns exceed the Spread, measured at the conclusion of such Outcome Period. The Fund is uncapped, meaning that if the Spread is exceeded, there is no limit on the return of the Fund. The Spread represents the opportunity cost (i.e., the upside performance a shareholder forgoes) in return for the downside protection provided by the Buffer.

•	Buffer: The Fund seeks to provide a downside loss buffer against the first 15% of Underlying ETF losses prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the buffer is reduced to 14.26%. The Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price once the Buffer has been exhausted.

•	Outcome Period: The current outcome period is September 1, 2024 to August 31, 2025. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from September 1 to August 31.

•	The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.

•	There is no guarantee that the outcomes sought for an Outcome Period will be realized, and there is no guarantee that the Buffer will limit Fund losses or that upside participation in excess of the Spread will be achieved. You may lose your entire investment. The outcomes that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund or the Fund’s annualized management fee. The Spread will be further increased and the Buffer will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.

•	The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period. At the new Outcome Period, the Fund’s holdings will change which will reset the Fund for a new Spread. It is expected that the Spread will change from one Outcome Period to the next.

•	The Fund is designed to provide the specific outcomes only if an investor purchases Shares at the beginning of the Outcome Period and continues to hold the Shares until the end of the Outcome Period.

If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s end, you may experience investment returns very different from those that the Fund seeks to provide for that Outcome Period. There is no guarantee that the Fund will successfully achieve its investment objective.

The Fund’s website, http://www.allianzimetfs.com/SEPU, provides, on a daily basis, important Fund information (including Outcome Period dates and the Spread and Buffer), as well as information relating to the potential return scenarios as a result of an investment in the Fund. If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website for information regarding potential investment outcomes.

Fund Summary

Investment Objective

The Fund seeks to provide, at the end of the current Outcome Period, returns that track the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) that are in excess of the Spread in positive market environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses. The current Outcome Period is from September 1, 2024 to August 31, 2025.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses[1]	0.74%

[1]	Other Expenses are estimated for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$76	$237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund pursues a buffered strategy that seeks to provide returns that track the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from September 1 to August 31, as described below (the “Outcome Period”), subject to a “Spread,” and to provide downside protection with a buffer against the first 15% of Underlying ETF losses for the Outcome Period (the “Buffer”). The Spread represents the opportunity cost (i.e., the upside performance a shareholder forgoes) in return for the downside protection provided by the Buffer. The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

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Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Spread represents the minimum return the Underlying ETF’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period (i.e., the Spread must be exceeded at the end of the Outcome Period for the Fund to participate in any positive returns). The Spread is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Spread is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Spread can include risk free rates, market volatility, and time to expiration of the FLEX Options. The Spread for the current Outcome Period is 3.05% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Spread is 3.79%. The Buffer is 15.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 14.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Spread will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Spread will remain the same after the end of each Outcome Period. The Spread may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of February 29, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.4 billion and $3.1 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of February 29, 2024.

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The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period in excess of the Spread, the combination of FLEX Options held by the Fund is designed to provide returns that track the positive returns of the Underlying ETF’s share price that are in excess of the Spread (i.e. if the Underlying ETF returns 25% and the Spread is 3%, the Fund is designed to return 22%).
•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period but such increase is less than or equal to the Spread, the Fund will not participate in the positive returns of the Underlying ETF’s share price up to the Spread (i.e., if the Underlying ETF returns 3% and the Spread is 3%, the Fund is designed to return 0%).
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 15% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 15% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 15% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 5%).
•	The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. To the extent an investor purchases Shares after an Outcome Period has begun and/or at a price other than Outcome NAV, or sells Shares before the end of an Outcome Period and/or at a price other than the last calculated NAV of the Outcome Period, such investor’s returns are likely to deviate from those illustrated in the below charts. The Spread is also referred to as the “Threshold,” which represents the level of returns that the Underlying ETF’s share price must exceed in positive market environments for the Fund to participate in any positive returns, as measured at the end of the Outcome Period. The Spread and Threshold in the line graph and bar chart below are for illustration only and the actual Spread and Threshold may be different.

The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

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The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide at the end of an Outcome Period, based upon the performance of the Underlying ETF’s share price from -100% to 100%. The table below reflects the Spread for the current Outcome Period: 3.05%. The table is provided for illustrative purposes and does not provide every possible performance scenario for the Fund for an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF’s share price

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or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.AllianzIMetfs.com/SEPU, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-20%	-10%	0%	3.05%	10%	20%	50%	100%
Fund Performance	-85%	-35%	-5%	0%	0%	0%	6.95%*	16.95%*	46.95%*	96.95%*

*	The Spread is set on the business day prior to the first day of the Outcome Period and is 3.05% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Spread is 3.79%. The Fund’s annual management fee of 0.74% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of increasing the Spread and reducing the Buffer amounts for Fund shareholders.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor may experience losses prior to benefitting from the intended Buffer. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Spread and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2024 to August 31, 2025, each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Spread for the new Outcome Period. This means that the Spread is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Spread may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Spread and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

In select market environments, the combination of FLEX Options may result in a Spread of zero and could make additional cash available to the Fund. In these situations, the total cost of the package of FLEX Options designed to produce the outcomes, including establishing the Buffer and Spread, may be less than the amount available for investment by the Fund, resulting in excess cash. The Fund may invest the excess cash in overnight cash equivalents, short-term fixed income

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instruments, or seek synthetic yield via options. Synthetic yield seeks to replicate the payoff of a fixed income security through the use of one or more option positions.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Spread for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Spread (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Spread will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPU.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPU, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Spread and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Principal Risks

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 15% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that tracks the share price returns of the Underlying ETF at the end of an Outcome Period that are in excess of the Spread. The Fund is intended to only experience positive returns at the end of the Outcome Period if the Underlying ETF’s share price exceeds the Spread. If the Underlying ETF’s share price has not exceeded the Spread at the end of the Outcome Period, the Fund is not anticipated to participate in any increase. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor will not participate in positive returns unless the Underlying ETF has first increased in value to the Outcome NAV and has also exceeded the Spread at the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value

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will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Spread Change Risk. A new Spread is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Spread will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options during an Outcome Period or otherwise for reasons not related to the Fund’s investment strategy, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The outcomes sought by the Fund are based upon the performance of the Underlying ETF’s share price over the Outcome Period. Therefore, if an investor purchases or sells Shares during an Outcome Period and does not hold Shares for the entire Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer or upside gains sought by the Fund for the Outcome Period. This means that such investor’s losses may not be reduced up to the amount of the Buffer, or at all, and that an investor may not participate in uncapped returns if the Spread is exceeded. The current Outcome Period is September 1, 2024 to August 31, 2025. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Spread for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period. Accordingly, such investors should expect their investment returns to vary from those sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that track the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Spread, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only

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limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

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Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of February 29, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on Cboe BZX Exchange, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement

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of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Spread, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the

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requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Performance

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be available on the Fund’s website at www.AllianzIMetfs.com and will provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser

Allianz Investment Management LLC (the “Adviser”)

Portfolio Managers

The following persons serve as portfolio managers of the Fund and are responsible for the day-to-day management of the Fund.

•	Thomas Paustian, CFA, Hedge Portfolio Manager and Senior Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in August 2024; and
•	Josiah Highmark, Vice President at the Adviser, has served as Portfolio Manager for the Fund since its inception in August 2024.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.AllianzIMetfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your

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distributions may be taxed as ordinary income when withdrawn from such arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The discussion below provides additional information regarding key aspects of the Fund’s principal investment strategies, including the Outcome Periods, the operation of the Buffer and Spread, the Fund’s use of FLEX Options, and other information relevant to an investment in the Shares.

Outcome Period

The investment objective of the Fund, which includes a Buffer and Spread as discussed below, is based upon the performance of the Underlying ETF’s share price over the Outcome Period then in effect, which is generally a one-year period from September 1 to August 31. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Spread for the new Outcome Period. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which the FLEX Option can be exercised. This is commonly known as the “strike price.” The Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained based upon the performance of the Underlying ETF’s share price at the end of the Outcome Period. The Spread is expected to change for each Outcome Period and is determined based upon market conditions and the cost of FLEX Options on the business day prior to each Outcome Period when the Adviser enters into the new set of FLEX Options. The Buffer is not expected to change for each Outcome Period.

The Spread and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the Spread and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s share price and Outcome NAV (which is the Fund’s NAV, the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period). At the end of the Outcome Period, the Fund is not designed to participate in upside returns unless the Underlying ETF’s share price returns have exceeded the Spread and is not expected to experience negative price movements of the Underlying ETF’s share price returns until such returns have decreased by more than 15%. Because the Underlying ETF’s share price and the Fund’s NAV will change over the Outcome Period, an investor purchasing Shares during the Outcome Period will have a different return potential than an investor who held Shares at the beginning of the Outcome Period. This is because the Spread and Buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Shares at market price during the Outcome Period likely purchased Shares at a price that is different from the Outcome NAV. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the close of the market the business day prior to the first day of the Outcome Period, that investor’s buffer will be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor may experience losses prior to benefitting from the intended Buffer. See “Buffer and Spread” below for additional information. The degree to which a FLEX Option’s value correlates with the Underlying ETF’s share price is also affected by the expected volatility of the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period.

Both the Spread and Buffer are fixed at levels calculated in relation to the Outcome NAV and Underlying ETF’s share price. The Outcome NAV is the Fund’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of

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the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Spread for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Spread (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Spread will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPU.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPU, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Spread and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Buffer and Spread

The outcomes sought by the Fund’s Buffer and Spread are based upon the Outcome NAV and will not change over the Outcome Period. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options for an Outcome Period will expire on the last business day of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the Spread and Buffer both relate to the Outcome NAV and corresponding Underlying ETF share price.

The Fund seeks to provide downside protection with a buffer on the first 15% loss of the Underlying ETF over each Outcome Period. After the Underlying ETF’s share price has decreased by more than 15%, the Fund is expected to experience subsequent losses on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund loses approximately 5%).

The Buffer is calculated before taking into account the fees and expenses charged to shareholders and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee.

If an investor purchases Shares during an Outcome Period at a time when the Fund has decreased in value by 15% or more from the Outcome NAV, that investor will not benefit from the Buffer (meaning the investor can lose its entire investment, because the Buffer will have already been exhausted).

Conversely, if an investor purchases Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV, then a shareholder may experience losses prior to benefitting from the intended Buffer (because the Buffer only applies to losses measured against the Fund’s Outcome NAV for the Outcome Period, the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will benefit from the intended Buffer). There is no guarantee that the Buffer will operate as intended regardless of when an investor purchases Shares, and even if the investor holds its Shares for the entire Outcome Period. While the Fund seeks to limit losses to a maximum of 85% for shareholders who hold Shares for an entire Outcome Period (by providing a Buffer against the first 15% of Underlying ETF losses), there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares during an Outcome Period may lose their entire investment.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire

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investment. The Buffer is not guaranteed and may not be achieved. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to the Spread, which is 3.05% before fees and expenses and 3.79% after fees and expenses for the current Outcome Period. An investor’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. “Non-routine or extraordinary expenses” means non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

The Spread represents the minimum return the Underlying ETF’s share price must achieve in positive market environments before an investor can participate in the positive returns that the Fund seeks to provide at the end of the Outcome Period through an investment in the Fund held for an entire Outcome Period (before fees and expenses). The Spread must be exceeded at the end of the Outcome Period for the Fund to participate in any positive returns. In the event the Underlying ETF experiences positive returns at the end of an Outcome Period, the Fund seeks to provide investment returns that track the percentage increase of the Underlying ETF’s share price that are in excess of the Spread, but with a minimum return of zero. This means that if the Underlying ETF experiences a positive return at the end of an Outcome Period that is less than or equal to the Spread for that Outcome Period, the Fund will not participate in those returns (i.e., any returns up to and including the amount of the Spread). The Spread represents the opportunity cost (i.e., the upside performance a shareholder forgoes) in return for the downside protection provided by the Buffer.

The Spread is determined on the business day immediately prior to the beginning of each Outcome Period when the Adviser enters into the new set of FLEX Options. The Spread applicable to an Outcome Period will vary based on various factors, including market conditions at the time, including then-current interest rate levels, Underlying ETF share price volatility and the relationship of puts and calls on the underlying FLEX Options.

The Spread and Buffer are a result of the design of the Fund’s principal investment strategy. The Spread, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Shares and the Outcome NAV for the Outcome Period before subsequent losses will be limited by the Buffer, provided the Buffer operates as intended.

Use of FLEX Options

The Adviser has constructed a portfolio consisting substantially of FLEX Options on the Underlying ETF that are each set to expire on the last business day of the Outcome Period. The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” On the business day immediately prior to the first day of the Outcome Period, the Adviser selects the strike price for each FLEX Option for the market exposure and Buffer, but the strike price for the Spread will be based upon market conditions. The strike prices are set such that when the FLEX Options are exercised on the last business day of the Outcome Period, the Fund’s expected returns are intended to track the returns of the Underlying ETF’s share price, subject to the Spread or the Buffer, depending on the performance of the Underlying ETF over the duration of the Outcome Period.

The Fund’s targeted investment outcomes, based upon the performance of the Underlying ETF’s share price over the Outcome Period, may be achieved by purchasing and selling call and put FLEX Options in the Fund’s portfolio. Specifically, by purchasing and selling call and put FLEX Options referencing the Underlying ETF, the Fund seeks to deliver investment returns that track the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF share price returns exceed the Spread (but only those returns that are in excess of the Spread), and to achieve the Buffer for the Outcome Period if the Underlying ETF experiences losses, only over a complete Outcome Period. The FLEX Options have varying strike prices. The investment in FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome.

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The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the beginning of the Outcome Period.

Additionally, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the Underlying ETF’s share price, and it is possible they may move in different directions. Because a component of a FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the share price returns experienced by the Underlying ETF. At the end of the Outcome Period, the Fund is not designed to participate in upside returns unless the Underlying ETF’s share price returns have exceeded the Spread and is not expected to experience negative price movements of the Underlying ETF’s share price returns unless such returns have decreased by more than 15%. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

General Information on the FLEX Options

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price. Options give the purchaser of the option the right to receive the reference asset (or the cash value of a reference asset) upon exercise of the option. Receipt of a cash amount will depend upon the closing price of the reference asset upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” reducing counterparty risk for clearing members and options traders. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Depending on whether the option is a put or a call option and whether the Fund purchases or sells the option will determine whether the Fund has the right to receive or the obligation to deliver the reference asset (or the difference between the cash value of a reference asset and the strike price of the option) on the option expiration date. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options used by the Fund currently are listed on the Cboe Options Exchange (“CBOE”). FLEX Options may be less liquid than more traditional exchange-traded options.

The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. The FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same or similar terms, such as strike price and expiration date, as the FLEX Options purchased and sold at the beginning of the Outcome Period.

The Fund’s principal investment strategy seeks to produce the outcomes subject to a Buffer and Spread based upon the performance of the Underlying ETF’s share price. By investing in both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that track the share price returns of the Underlying ETF for the Outcome Period if the Underlying ETF experiences positive returns in excess of the Spread, and to provide buffered losses for the

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Outcome Period if the Underlying ETF experiences losses, in each case only over a complete Outcome Period. Both the Spread and the Buffer are provided prior to taking into account annual Fund management fees equal to 0.74% of the Fund’s daily net assets and will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns or track the share price returns of the Underlying ETF for the Outcome Period that are in excess of the Spread.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide. The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the Spread and Buffer) distinguish it from many more typical investment products and may make it unsuitable for some investors. To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Considerations.”

The Fund’s investment objective is not “fundamental”, meaning that it may be changed by the Board at any time without shareholder approval upon prior notice to shareholders. Additionally, the Fund may liquidate and terminate at any time without shareholder approval upon prior notice to shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy.

Fund Investments

Description of Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invests are all European style options (options that are exercisable only on the expiration date). The FLEX Options used by the Fund currently are listed only on the CBOE.

The Fund purchases and sells call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the closing value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Additional Investments

In addition, although the Fund is expected to invest substantially all of its assets in FLEX Options on the Underlying ETF, the Adviser also may invest in FLEX Options on the S&P 500® Price Return Index, or in other index options, index futures contracts or ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF (or in FLEX Options, options or futures contracts on such ETFs), when the Adviser believes that doing so may help the Fund to achieve its investment objective. For example, the Adviser may utilize such investments when, due to abnormal

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market conditions, they better enable the Adviser to achieve the outcomes sought by the Fund for that Outcome Period. Such abnormal market conditions might include temporary disruptions or halts in the trading market for, or the trading efficiency of, FLEX Options or the Underlying ETF. Currently, it is expected that the use of such alternative investments, if any, would be temporary.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. In contrast to FLEX Options which have customizable terms, many traditional options are exchange-traded and are available to investors with set or defined contract terms. Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)

The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective. ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded company. The Fund may invest in ETFs that the Adviser believes will provide investment exposure or returns similar to that of the Underlying ETF. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets in FLEX Options that reference the Underlying ETF to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, including money market funds, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio managers believe the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.AllianzIMetfs.com.

Additional Risks of Investing in the Fund

Principal Risks

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. Risks shown below that are applicable to ETFs, such as the Fund, also apply to the Underlying ETF.

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FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 15% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that tracks the share price returns of the Underlying ETF at the end of an Outcome Period that are in excess of the Spread. The Fund is intended to only experience positive returns at the end of the Outcome Period if the Underlying ETF’s share price exceeds the Spread. If the Underlying ETF’s share price return has not exceeded the Spread at the end of the Outcome Period, the Fund is not anticipated to participate in any increase. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor will not participate in positive returns unless the Underlying ETF has first increased in value to the Outcome NAV and has also exceeded the Spread at the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Spread Change Risk. A new Spread is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Spread will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options during an Outcome Period or otherwise for reasons not related to the Fund’s investment strategy, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The outcomes sought by the Fund are based upon the performance of the Underlying ETF’s share price over the Outcome Period. Therefore, if an investor purchases or sells Shares during an Outcome Period and does not hold Shares for the entire Outcome Period, the returns realized by the investor will not match those that the Fund seeks to

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achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer or upside gains sought by the Fund for the Outcome Period. This means that such investor’s losses may not be reduced up to the amount of the Buffer, or at all, and that an investor may not participate in uncapped returns if the Spread is exceeded. The current Outcome Period is September 1, 2024 to August 31, 2025. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Spread for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period. Accordingly, such investors should expect their investment returns to vary from those sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that track the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Spread, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies

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certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. In addition, the Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the reference asset for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the

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Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, as of February 29, 2024, has significant exposure to the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and other intellectual property rights. An information technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV. The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee

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that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Spread, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active

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trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Additional Risks

The Fund may also be subject to certain other risks associated with its investments and investment strategies.

Derivatives Risk. Index options and index futures contracts are types of derivative instruments, and the performance of such derivative instruments depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

Risks of Futures Contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.

Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares. The Fund may invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk that the ETF’s returns will not correlate to the index is an additional risk to the

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investors of ETFs. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws. The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

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Investor Considerations

An investment in Shares may be suitable for you if:

•	You fully understand and are willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.
•	You desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;
•	You understand and accept the risks associated with the Underlying ETF.
•	You are willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.
•	You understand that the Fund’s investments do not pay dividends to the Fund and you are willing to forgo any dividends paid by the Underlying ETF.
•	You do not seek current income from your investment.
•	You understand and accept that your potential return is limited to those returns that are in excess of the Spread and that the Fund will not participate in positive returns unless the Underlying ETF’s share price returns exceed the Spread.
•	You understand the Spread is expected to change from one Outcome Period to the next.
•	You are willing to hold Shares for the entire Outcome Period. You understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) positive returns in excess of the Spread may not be achieved, even if Shares are held for the entire Outcome Period.
•	You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.
•	You are willing to assume counterparty risk with the OCC.
•	You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

An investment in Shares may not be suitable for you if:

•	You do not fully understand and are not willing to accept the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.
•	You do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF’s share price over the Outcome Period;
•	You do not understand and accept the risks associated with the Underlying ETF.
•	You are not willing to be exposed to the downside performance of the Underlying ETF beyond the Buffer at a rate of 1% for each 1% that the Underlying ETF’s share price drops.
•	You do not understand that the Fund’s investments do not pay dividends to the Fund and you are not willing to forgo any dividends paid by the Underlying ETF.
•	You seek current income from your investment.
•	You do not understand and accept that your potential return is limited to those returns that are in excess of the Spread and the Fund will not participate in positive returns unless the Underlying ETF’s share price returns exceed the Spread.
•	You do not understand the Spread is expected to change from one Outcome Period to the next.
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•	You are not willing to hold Shares for the entire Outcome Period. You do not understand that the outcomes sought by the Fund may only be realized when Shares are held for the entire Outcome Period. You also do not understand that (i) the Buffer is not guaranteed and may not be achieved and (ii) positive returns in excess of the Spread may not be achieved, even if Shares are held for the entire Outcome Period.
•	You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the fluctuations in the Underlying ETF’s share price.
•	You are not willing to assume counterparty risk with the OCC.
•	You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the time of your purchase.
•	You seek an investment designed to provide a full return of principal at maturity.

Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser and in this capacity has responsibility for managing the Fund’s investment program in pursuit of its investment objective. The Adviser was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Adviser currently acts as Adviser of all of the series of the Trust. The Adviser’s other clients are the Allianz Variable Insurance Products Trust, the Allianz Variable Insurance Products Fund of Funds Trust and certain affiliates of the Adviser. As of December 31, 2023, the Adviser had aggregate assets under management of approximately $17.3 billion.

The Adviser is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, mutual fund and ETF businesses.

Portfolio Managers

The following persons serve as the Fund’s portfolio managers:

•	Thomas Paustian, CFA, is a Hedge Portfolio Manager and Senior Vice President at the Adviser. Mr. Paustian has served as Portfolio Manager for the Fund since its inception in August 2024. Mr. Paustian also serves as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016. Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009. Mr. Paustian has 15 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives; and
•	Josiah Highmark is a Vice President at the Adviser. Mr. Highmark has served as Portfolio Manager for the Fund since its inception in August 2024. Mr. Highmark joined the Adviser in June of 2020. Previously, Mr. Highmark managed ETFs and indexed funds at Invesco Advisers, Inc. from 2014 to 2020, most recently as Manager, Portfolio Management Analyst.
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For additional information concerning the Adviser, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), the Fund has agreed to pay a unitary management fee to the Adviser in an amount equal to the annual rate of 0.74% of its average daily net assets. This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate the Adviser for the services it provides to the Fund. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s investment advisory fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s annual report to shareholders for the fiscal year ending October 31, 2024.

Manager of Managers Structure. The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition. With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

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How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund intends to elect and to qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for

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more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

Treatment of the Options

The Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a

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fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules. The Fund believes that the FLEX Options typically held in its portfolio (i.e., FLEX Options that reference the SPDR® S&P 500® ETF Trust) will not be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

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Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share.

The Fund’s investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange. It cannot be predicted whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), when available, can be found at www.AllianzIMetfs.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment

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companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in certain SEC exemptive rules, including, as applicable, that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC (the Underlying ETF’s sponsor) (“PDR”), Standard & Poor’s® or their affiliates. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

This document relates only to the Shares offered hereby and does not relate to the underlying stocks or other securities of the SPDR® S&P 500® ETF Trust. The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from publicly available documents. In connection with the offering of Shares, neither the Fund, the Trust nor the Adviser has participated in the preparation of such documents relating to the SPDR® S&P 500® ETF Trust or made any due diligence inquiry with respect to the SPDR® S&P 500® ETF Trust. Neither the Fund, the Trust nor the Adviser makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the SPDR® S&P 500® ETF Trust could affect the value of the SPDR® S&P 500® ETF Trust (and therefore the value of the FLEX Options) and the ability of the Fund to achieve the outcomes sought for the Outcome Period. Neither the Fund, the Trust, the Adviser nor any of their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE FUND, THE TRUST AND THE ADVISER ARE NOT AFFILIATED WITH SPDR® S&P 500® ETF TRUST, PDR, STANDARD & POOR’S® OR THEIR AFFILIATES.

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Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.

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ALLIANZIM U.S. EQUITY BUFFER15 UNCAPPED SEP ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders, when available. In the Fund’s annual reports, once available, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at 877-429-3837 (877-4AZ-ETFS), on the Fund’s website at www.AllianzIMetfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive, Minneapolis, MN 55416 877-429-3837 (877-4AZ-ETFS) www.AllianzIMetfs.com	1940 Act File #: 811-23504
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